Related parties (Tables)	12 Months Ended
Dec. 31, 2022
Related parties
Summary of transaction with related parties

	Consolidated
	December 31,	December 31,
	2022	2021
Assets:
Loan (non-current):
Ambipar Participações e Empreendimentos S.A.	4,500	4,508
Ambipar Environment Reverse Manufacturing S.A.	34	622
Ambipar R&D Pesquisa e Desenvolvimento Ltda	43	48
Ambipar Logísticas Ltda	1,815	14,477
Environmental ESG Participações S.A.	9,095	532
Ambipar Eco Products S.A.	2,229	2,261
Ambipar Workforce Solution Mão de Obra Temp. Ltda	6,078	5,759
Ambipar Environmental Solutions - Soluções Ambientais Ltda	1,154	5,037
Ambipar Environment Waste Logistics Ltda	943	1,352
Amazon Resíduos Ltda	—	127
Disal Perú S.A.C	—	3
Ambipar Insurance - Corretora de Seguros LTDA	42	—
Ambipar Coprocessing Ltda	2	—
Disal Chile Servicios Integrales Ltda	49	—
Ambipar Bank Intermediação de Negócios, Pagamentos e Participações S.A.	196	—
	26,180	34,726
Liabilities:
Dividends payable:
Controlling shareholder	69,509	31,154
Non-controlling shareholders	7,400	315
	76,909	31,469
Loan (non-current):
Ambipar Participações e Empreendimentos S.A.	703,165	470,824
Ambipar Eco Products S.A.	2,212	240
Ambipar Environment Waste Logistics Ltda	1,088	1,088
Ambipar Environmental Solutions - Soluções Ambientais Ltda	1,332	61
Environmental ESG Participações S.A.	9,731	9,595
Disal Chile Sanitarios Portables Ltda	199	340
Gestión de Servicios Ambientales S.A.C.	165	13
Ambipar R&D Pesquisa e Desenvolvimento Ltda	58	—
Ambipar Logístics Ltda	2,014	—
Ambipar Green Tech Ltda	19	—
Ambipar Compliance Solutions S.A.	3	—
Ambipar Environmental Centroeste S.A.	4	—
Ambipar Worforce Solution Mão de Obra Temporária Ltda	5,578	—
Ambipar Environment Reverse Manufacturing S.A.	1	—
Brasil Coleta Gerenciamento de Resíduos Ltda	700	—
Ambipar Bank Intermediação de negócios, pag e Part S.A.	43,523	—
	769,792	482,161

Remuneration of key personnel	35,263	7,631

	December	December	December
	31, 2022	31, 2021	31, 2020
Statement of income (business transactions)
Net Revenues
Disal Chile Sanitarios Portables Ltda,	24	47	51
Ingeniería en Sanitización S.A.	—	—	1
Ingeclean Perú SAC	—	—	7
Gestión de Servicios Ambientales SAC	—	—	50
Inmobiliaria e Inversiones D&G Ltda,	—	—	28
	24	47	137
Costs
Disal Chile Sanitarios Portables Ltda,	—	—	(14)
Ingeniería en Sanitización S.A.	—	—	—
Gestión de Servicios Ambientales SAC	—	—	(191)
Inversiones Algarrobo S.A.	—	—	(296)
	—	—	(501)

Net Income (loss)	24	47	(364)